UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   ---------

                                   FORM 10-D

                              ASSET-BACKED ISSUER
            DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                      THE SECURITIES EXCHANGE ACT OF 1934
                           ------------------------

For the monthly distribution period from December 1, 2007 to December 31, 2007

             Commission File Number of issuing entity: 333-141533
                           GRANITE MASTER ISSUER PLC
            (Exact name of registrant as specified in its charter)
                               England and Wales
                (State or other jurisdiction of incorporation)
                                Not applicable
                       (IRS Employer Identification No.)
                                  Fifth Floor
                                100 Wood Street
                            London EC2V 7EX, England
         (Address of principal executive offices of the issuing entity)
                              +44 (0)20 7606 0643
                    (Telephone number, including area code)

             Commission File Number of registrant 2: 333-141533-01
                       GRANITE FINANCE FUNDING 2 LIMITED
            (Exact name of registrant as specified in its charter)
                               England and Wales
                (State or other jurisdiction of incorporation)
                                Not applicable
                       (IRS Employer Identification No.)
                                  Fifth Floor
                                100 Wood Street
                            London EC2V 7EX, England
                    (Address of principal executive offices)
                              +44 (0)20 7606 0643
                    (Telephone number, including area code)

             Commission File Number of registrant 3: 333-141533-02
                       GRANITE FINANCE TRUSTEES LIMITED
            (Exact name of registrant as specified in its charter)
                            Jersey, Channel Islands
                (State or other jurisdiction of incorporation)
                                Not applicable
                       (IRS Employer Identification No.)
                               22 Grenville Street
                   St. Helier, Jersey JE4 8PX, Channel Islands
                   (Address of principal executive offices)
                              +44 (0)1534 609 333
                    (Telephone number, including area code)



                       Registered/reporting pursuant to (check one)

       Title of Class         Section 12(b)   Section 12(g)    Section 15(d)      Name of
                                                                                exchange (If
                                                                               Section 12(b))
Series 2006-2, Class A1            [ ]             [ ]             [ X ]        ___________
Series 2006-2, Class A4            [ ]             [ ]             [ X ]        ___________
Series 2006-2, Class B1            [ ]             [ ]             [ X ]        ___________
Series 2006-2, Class B2            [ ]             [ ]             [ X ]        ___________
Series 2006-2, Class M1            [ ]             [ ]             [ X ]        ___________
Series 2006-2, Class M2            [ ]             [ ]             [ X ]        ___________
Series 2006-2, Class C1            [ ]             [ ]             [ X ]        ___________
Series 2006-3, Class A1            [ ]             [ ]             [ X ]        ___________
Series 2006-3, Class A3            [ ]             [ ]             [ X ]        ___________
Series 2006-3, Class A4            [ ]             [ ]             [ X ]        ___________
Series 2006-3, Class A7            [ ]             [ ]             [ X ]        ___________
Series 2006-3, Class B1            [ ]             [ ]             [ X ]        ___________
Series 2006-3, Class B2            [ ]             [ ]             [ X ]        ___________
Series 2006-3, Class M1            [ ]             [ ]             [ X ]        ___________
Series 2006-3, Class M2            [ ]             [ ]             [ X ]        ___________
Series 2006-3, Class C2            [ ]             [ ]             [ X ]        ___________
Series 2006-4, Class A1            [ ]             [ ]             [ X ]        ___________
Series 2006-4, Class A4            [ ]             [ ]             [ X ]        ___________
Series 2006-4, Class A7            [ ]             [ ]             [ X ]        ___________
Series 2006-4, Class B1            [ ]             [ ]             [ X ]        ___________
Series 2006-4, Class M1            [ ]             [ ]             [ X ]        ___________
Series 2006-4, Class M2            [ ]             [ ]             [ X ]        ___________
Series 2006-4, Class C1            [ ]             [ ]             [ X ]        ___________
Series 2006-4, Class C2            [ ]             [ ]             [ X ]        ___________
Series 2007-1, Class 1A1           [ ]             [ ]             [ X ]        ___________
Series 2007-1, Class 2A1           [ ]             [ ]             [ X ]        ___________
Series 2007-1, Class 3A1           [ ]             [ ]             [ X ]        ___________
Series 2007-1, Class 4A1           [ ]             [ ]             [ X ]        ___________
Series 2007-1, Class 1B1           [ ]             [ ]             [ X ]        ___________
Series 2007-1, Class 2B1           [ ]             [ ]             [ X ]        ___________
Series 2007-1, Class 1M1           [ ]             [ ]             [ X ]        ___________
Series 2007-1, Class 2M1           [ ]             [ ]             [ X ]        ___________
Series 2007-1, Class 1C1           [ ]             [ ]             [ X ]        ___________
Series 2007-1, Class 2C1           [ ]             [ ]             [ X ]        ___________
Series 2007-2, Class 1A1           [ ]             [ ]             [ X ]        ___________
Series 2007-2, Class 2A1           [ ]             [ ]             [ X ]        ___________
Series 2007-2, Class 3A1           [ ]             [ ]             [ X ]        ___________
Series 2007-2, Class 4A1           [ ]             [ ]             [ X ]        ___________
Series 2007-2, Class 1B1           [ ]             [ ]             [ X ]        ___________
Series 2007-2, Class 2B1           [ ]             [ ]             [ X ]        ___________
Series 2007-2, Class 3B1           [ ]             [ ]             [ X ]        ___________
Series 2007-2, Class 1M1           [ ]             [ ]             [ X ]        ___________
Series 2007-2, Class 2M1           [ ]             [ ]             [ X ]        ___________
Series 2007-2, Class 2C1           [ ]             [ ]             [ X ]        ___________


Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days

Yes       X      No
          ------          ------

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 17, 2008 and January 22, 2008 distributions were made by Citibank, N.A., as principal paying agent on behalf of the issuing entity, to the holders of certain of the classes of notes listed above.

The description of the distribution and pool performance for the distribution period from December 1, 2007 to December 31, 2007 is provided in the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the series 2006-2 notes, dated May 18, 2006 and the related Prospectus, dated April 24, 2006; the Prospectus Supplement relating to the series 2006-3 notes, dated September 15, 2006 and the related Prospectus, dated September 12, 2006; the Prospectus Supplement relating to the series 2006-4 notes, dated November 24, 2006 and the related Prospectus, dated September 12, 2006; the Prospectus Supplement relating to the series 2007-1 notes, dated January 22, 2007 and the related Prospectus, dated January 19, 2007; and the Prospectus Supplement relating to the series 2007-2 notes, dated May 18, 2007 and the related Prospectus, dated May 17, 2007 (collectively, the "Prospectuses"), of the issuing entity filed with the Securities and Exchange Commission (the "SEC") pursuant to Rule 424(b)(5) under the Securities Act of 1933 (the "Securities Act").

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

None.

Item 7. Significant Enhancement Provider Information.

In respect of each of the series 2006-2, Class A1, Class A4, Class B1, Class B2, Class M1, Class M2 and Class C1 notes, the issuing entity has entered into a currency swap transaction with Deutsche Bank Aktiengesellschaft. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

In respect of each of the series 2006-3, Class A1, Class A3, Class A4, Class A7, Class B1, Class B2, Class M1, Class M2 and Class C2 notes, the issuing entity has entered into a currency swap transaction with Barclays Bank PLC. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

In respect of each of the series 2006-4, Class A1, Class A4, Class A6, Class B1, Class M1, Class M2, Class C1 and Class C2 notes, the issuing entity has entered into a currency swap transaction with UBS AG. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

In respect of each of the series 2007-1, Class 1A1, Class 2A1, Class 3A1, Class 4A1, Class 1B1, Class 2B1, Class 1M1, Class 2M1, Class 1C1 and Class 2C1 notes, the issuing entity has entered into a currency swap transaction with Barclays Bank PLC. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

In respect of the series 2007-2 Class 4A1 notes, the issuing entity has entered into a currency swap transaction with Barclays Bank PLC. The sponsor, Northern Rock PLC, has determined that the significance percentage for the currency swap transactions in respect of the related class of notes is 20% or more.

In respect of each of the series 2007-2, Class 1A1, Class 2A1, Class 3A1, Class 1B1, Class 2B1, Class 3B1, Class 1M1, Class 2M1 and Class 2C1 notes, the issuing entity has entered into a currency swap transaction with Deutsche Bank AG, London branch. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

Item 8. Other Information.

None.

Item 9. Exhibits.

Exhibit
No.     Description

99.1    Monthly Statement furnished to noteholders

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the servicer has duly caused this report to be signed on behalf of the issuing entity by the undersigned, thereunto duly authorized.

Date:   January 31, 2008               NORTHERN ROCK PLC, as servicer


                                       By:        /s/ DA JONES
                                       Name:      DA JONES
                                       Title:     GROUP FINANCE DIRECTOR

                                 EXHIBIT INDEX

                  The following exhibits are filed herewith:


Exhibit
-------
No.     Description
---     -----------

99.1    Monthly Statement to Noteholders

INVESTORS' MONTHLY REPORT
GRANITE FINANCE TRUSTEES LIMITED

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 02-1 Plc Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Master Issuer Plc, Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended                                   31-Dec-07

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.

-------------------------------------------------------------------------------
Commentary on asset performance in the period

The assets within the Trust continue to exhibit exceptionally strong performance in the month. The 3 month plus arrears have risen to 0.52% by balance, but this continues to remain extremely low by reference to industry standards. Losses have continued to increase but remain at extremely low levels and at (pound)10.19mm cumulative over 6 years are easily absorbed by the current month's excess spread. Seasoning continues to increase and is currently 28 months.



-------------------------------------------------------------------------------


Next trust determination date                                                                       2-Jan-08

Next trust distribution date                                                                       10-Jan-08
(6 business days from determination date)


Mortgage Loans

----------------------------------------------------------------------------------------------------------------------------------

Number of Mortgage Loans in Pool                                                                     420,652

Current Balance - Trust Mortgage Assets                                                          GBP49,323,746,737

Current Balance - Trust Cash and other Assets                                                      GBP477,789,735

Last Months Closing Trust Assets                                                                 GBP50,864,991,446

Funding share                                                                                     GBP8,139,527,563

Funding 2 share                                                                                  GBP35,810,177,564

Funding and Funding 2 share                                                                      GBP43,949,705,127

Funding and Funding 2 Share Percentage                                                                88.25%

Seller Share*                                                                                     GBP5,851,831,346

Seller Share Percentage                                                                               11.75%

Minimum Seller Share (Amount)*                                                                    GBP3,830,743,182

Minimum Seller Share (% of Total)                                                                     7.69%

Funding Bank Balance - Principal element of Balance                                               GBP1,914,433,215

Funding 2 Bank Balance - Principal element of Balance                                             GBP1,537,589,530

Excess Spread last quarter annualised (% of Total)                                                    0.35%




----------------------------------------------------------------------------------------------------------------------------------
* Please see the Additional Notes to the Investor Reports


Arrears Analysis of Non Repossessed Mortgage Loans

-----------------------------------------------------------------------------------------------------------------------------------
                           Number         Principal (GBP)          Arrears (GBP)         By number (%)      By Principal (%)


> = 1 < 2 Months           5,373           636,807,444            4,310,408              1.28%                1.29%

> = 2 < 3 Months           1,573           182,768,516            2,311,381              0.37%                0.37%

> = 3 < 4 Months            576            66,319,110             1,189,811              0.14%                0.13%

> = 4 < 5 Months            514            58,704,215             1,406,952              0.12%                0.12%

> = 5 < 6 Months            412            44,148,694             1,330,968              0.10%                0.09%

> = 6 < 7 Months            187            21,521,271              743,708               0.04%                0.04%

> = 7 < 8 Months            141            15,715,729              600,314               0.03%                0.03%

> = 8 < 9 Months            142            15,678,893              726,007               0.03%                0.03%

> = 9 < 10 Months           102            11,206,284              567,640               0.02%                0.02%

> = 10 < 11 Months          104            11,287,792              625,830               0.02%                0.02%

> = 11 < 12 Months           64             6,821,103              410,251               0.02%                0.01%

> = 12 < 13 Months           20             3,205,409              209,364               0.00%                0.01%

> = 13 < 14 Months           12             1,196,483               85,386               0.00%                0.00%

> = 14 < 15 Months           7               641,210                54,038               0.00%                0.00%

> = 15 < 16 Months           5               645,452                57,729               0.00%                0.00%

> = 16 < 17 Months           2               206,414                21,580               0.00%                0.00%

> = 17 < 18 Months           2               181,080                14,123               0.00%                0.00%

> = 18 < 19 Months           2               411,784                50,463               0.00%                0.00%

> = 19 < 20 Months           1               118,660                14,824               0.00%                0.00%

> = 20 < 21 Months           0                  0                     0                  0.00%                0.00%

> = 21 < 22 Months           2               277,936                32,289               0.00%                0.00%

> = 22 < 23 Months           2               492,861                76,512               0.00%                0.00%

Total                      9,243          1,078,356,340           14,839,578             2.20%                2.19%
-----------------------------------------------------------------------------------------------------------------------------------

Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.



Properties in Possession


-----------------------------------------------------------------------------------------------------------------------------------
                                                            Number                Principal (GBP)                  Arrears (GBP)

Total (since inception)                                      3908                  377,219,935                    22,447,492

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Properties in Possession                                                                                              1100

Number Brought Forward                                                                                                863

Repossessed (Current Month)                                                                                           237

Sold (since inception)                                                                                                2808

Sold (current month)                                                                                                  117

Sale Price / Last Loan Valuation                                                                                      104

Average Time from Possession to Sale (days)                                                                           153

Average Arrears at Sale                                                                                            GBP5,066

Total Principal Loss (Since inception)                                                                           GBP10,194,926

Total Principal Loss (current month)                                                                               GBP993,122

Number of accounts experiencing a loss since inception                                                                812

Ratio of aggregate net losses to average portfolio balance                                                          0.00021

Average loss on accounts experiencing a loss                                                                       GBP12,555

MIG Claims Submitted                                                                                                   17

MIG Claims Outstanding                                                                                                 1

Average Time from Claim to Payment                                                                                     86
-----------------------------------------------------------------------------------------------------------------------------------
Note: The arrears analysis and repossession information is at close of business for the report month

Substitution


----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Number    Principal(GBP)

Substituted this period                                                                     0         GBP0

Substituted to date (since 26 March 2001)                                               1,063,063  GBP127,927,477,109

----------------------------------------------------------------------------------------------------------------------------------

CPR Analysis


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    % of CPR

Current Month % of CPR - Removals*                                                                  35.80%

Previous Month % of CPR - Removals*                                                                 36.80%

Current Month % of CPR - Non-Removals**                                                             64.20%

Previous Month % of CPR - Non-Removals**                                                            63.20%

----------------------------------------------------------------------------------------------------------------------------------
*Removals are loans that Northern Rock has repurchased from the Trust (e.g.
Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions


----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Monthly  Annualised

Current Month CPR Rate - Total                                                            1.91%     20.61%

Previous Month CPR Rate - Total                                                           2.54%     26.57%
----------------------------------------------------------------------------------------------------------------------------------


Key pool statistics


----------------------------------------------------------------------------------------------------------------------------------
Weighted Average Seasoning (by value) Months                                                        28.00

Weighted Average Remaining Term (by value) Years                                                    21.62

Average Loan Size                                                                                (GBP)117,255

Weighted Average LTV (by value)                                                                     77.00%

Weighted Average Indexed LTV (by value)                                                             67.91%

Non Verified (by value)                                                                             44.54%
-
----------------------------------------------------------------------------------------------------------------------------------

Product Breakdown


----------------------------------------------------------------------------------------------------------------------------------
Fixed Rate (by balance)                                                                             58.49%

Together (by balance)                                                                               28.99%

Capped (by balance)                                                                                 0.06%

Variable (by balance)                                                                               8.30%

Tracker (by balance)                                                                                4.16%

Total                                                                                               100.0%

----------------------------------------------------------------------------------------------------------------------------------

Geographic Analysis


----------------------------------------------------------------------------------------------------------------------------------
                                           Number                     % of Total                   Value (GBP)           % of Total

East Anglia                                9,569                         2.27%                   1,118,710,848            2.27%

East Midlands                              31,373                        7.46%                   3,299,060,532            6.69%

Greater London                             49,851                       11.85%                   9,252,151,398            18.71%

North                                      35,874                        8.53%                   2,838,092,291            5.76%

North West                                 52,408                       12.46%                   5,057,988,412            10.26%

Scotland                                   54,219                       12.89%                   4,512,422,012            9.21%

South East                                 67,513                       16.05%                   10,254,666,934           20.78%

South West                                 31,364                        7.46%                   4,113,241,909            8.34%

Wales                                      17,235                        4.10%                   1,698,926,244            3.43%

West Midlands                              29,830                        7.09%                   3,293,681,918            6.67%

Yorkshire                                  41,416                        9.85%                   3,884,804,237            7.88%

Total                                     420,652                        100%                    49,323,746,737            100%

----------------------------------------------------------------------------------------------------------------------------------

LTV Levels Breakdown


----------------------------------------------------------------------------------------------------------------------------------
                                                                        Number                     Value (GBP)          % of Total

0% < 25%                                                                21,633                    794,846,293             1.61%

> = 25% < 50%                                                           53,729                   4,503,466,797            9.13%

> = 50% < 55%                                                           14,991                   1,629,271,207            3.30%

> = 55% < 60%                                                           16,625                   1,927,748,423            3.91%

> = 60% < 65%                                                           18,215                   2,244,948,194            4.55%

> = 65% < 70%                                                           21,114                   2,707,836,449            5.49%

> = 70% < 75%                                                           24,340                   3,297,437,871            6.69%

> = 75% < 80%                                                           28,081                   4,004,326,355            8.12%

> = 80% < 85%                                                           39,003                   5,668,475,262            11.49%

> = 85% < 90%                                                           60,509                   7,969,130,787            16.16%

> = 90% < 95%                                                           83,035                   9,725,479,806            19.72%

> = 95% < 100%                                                          36,745                   4,565,151,015            9.26%

> = 100%                                                                 2,632                    285,628,279             0.58%

Total                                                                   420,652                  49,323,746,737           100.0%
-----------------------------------------------------------------------------------------------------------------------------------

Repayment Method

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Number                     Value (GBP)            % of Total

Endowment                                                               30,252                   4,247,781,986            8.61%

Interest Only                                                           98,343                   15,704,762,802           31.84%

Pension Policy                                                            298                      28,198,383             0.06%

Personal Equity Plan                                                      551                      35,367,772             0.07%

Repayment                                                               291,208                  29,307,635,795           59.42%

Total                                                                   420,652                  49,323,746,737          100.00%

-----------------------------------------------------------------------------------------------------------------------------------





Employment Status

-----------------------------------------------------------------------------------------------------------------------------------

                                    Number               Value (GBP)                        % of Total

Full Time                           354,252            39,262,616,385                       79.60%

Part Time                            5,361              429,901,212                         0.87%

Retired                              3,281              202,509,031                         0.41%

Self Employed                       52,571             9,007,269,144                        18.26%

Other                                5,187              421,450,965                         0.85%

Total                               420,652            49,323,746,737                      100.00%

-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------

NR Current Existing Borrowers' SVR                                                           7.84%

Effective Date of Change                                                                 1 August 2007
-----------------------------------------------------------------------------------------------------------------------------------


Main parties to the structure

Northern Rock plc               Citibank NA                                               The Bank of New York

Seller                          Agent bank                                                Security trustee
Administrator                   Common depositary                                         Note trustee
Cash Manager                    Principal paying agent
Basis swap provider             Registrar
Start up loan provider          US Paying Agent
Account bank


Ratings
                  Short term         Long term        Short term        Long term              Short term       Long term
S&P                       A1                 A-              A1+               AA                    A-1+             AA-
Moodys                   P-1                Aa3              P-1               Aa1                   P-1              Aa2
Fitch                     F1                 A-              F1+               AA+                   F1+              AA-




-----------------------------------------------------------------------------------------------------------------------------------
Trustee Principal Ledger Receipts and Distribution

                                     Principal Received        Funding                Funding 2               Seller

Month                              GBP945,176,080        GBP268,300,475             GBP435,198,054          GBP241,677,551


-----------------------------------------------------------------------------------------------------------------------------------

Principal receipts reflect actual cash amounts received in the month.  The distribution takes place on the 6th business day after the trust determination date.

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Trustee Revenue Ledger Receipts and Distribution

                                              Receipts
                        Revenue Received    GIC Interest          sub-total        Administration fee     Available revenue

Month                    GBP227,004,924      GBP6,520,067         GBP233,524,991      GBP3,031,168        GBP230,493,823

-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
Trustee Revenue Distribution

                                                             Funding           Funding 2          Seller

Month                                                  GBP39,293,135        GBP165,275,204     GBP25,925,484


-----------------------------------------------------------------------------------------------------------------------------------

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2
Limited
in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 20 December 2007

Distribution of Issuer Available Revenue Receipts                                      Total

Issuer available revenue receipts from Funding2                                        188,671,484
Issuer available revenue receipts - Issuers Revenue Ledger                               5,412,008
Issuer available reserve fund                                                          552,607,419

                                                                                       746,690,911

Issuer required revenue receipts                                                       188,671,484

3rd party creditors                                                                              0
Issuer cash manager                                                                         49,863
Amounts due to the  A notes and A swap providers                                       151,139,097
Amounts due to the  B notes and B note swap providers                                    6,080,915
Amounts due to the  M notes and M note swap providers                                    6,317,596
Amounts due to the  C notes and C note swap providers                                    8,003,740
Interest due on start-up loan (from Northern Rock plc)                                   2,180,949
Principal due on start-up loan                                                          17,507,670
To fund issuer reserve fund                                                            546,744,808
To fund funding reserve fund                                                             5,862,611
To fund Series 05-2,05-3,05-4,06-1,06-2, 06-3 and 07-2 Payment Date                      2,803,663

Excess of available revenue receipts over required receipts                             17,507,670



Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:
o   an insolvency event occurs in relation to the seller;
o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or
o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date
A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (GBP)37 million. This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by (pound)37 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (GBP)74 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc and Granite Mortgages 04-3 plc.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:

               o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or

               o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds (pound)1,000,000,000; or

               o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and interest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:

               o the principal balance of mortgages in arrears is greater than
          4%

               o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount

               o debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.


Notes        Granite Mortgages 01-1 plc

----------------------------------------------------------------------------------------------------------------------------------
                      ISIN               Brought forward        Repaid      Outstanding          Rating            Reference Rate
                                                                                            Moodys/S&P/Fitch

Series 1

A1               US387413 AA59                 $0                 $0            $0             Aaa/AAA/AAA              N/A

A2               US387413 AB33             $35,000,000            $0        $35,000,000        Aaa/AAA/AAA             5.39%

B                US387413 AC16             $22,500,000            $0        $22,500,000        Aa2/AA+/AA+             5.58%

C                US387413 AD98             $29,500,000            $0        $29,500,000        Baa1/A-/A-              6.58%

Series 2

A                 XS0126890390          (GBP)350,000,000        (GBP)0    (GBP)350,000,000     Aaa/AAA/AAA             6.52%

B                 XS0126890473           (GBP)10,000,000        (GBP)0    (GBP)10,000,000      Aa1/AA+/AA+             6.68%

C                 XS0126890556           (GBP)15,000,000        (GBP)0    (GBP)15,000,000       A3/A-/A-               7.68%
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------
                 Margin    Pool factor    Expected Maturity


Series 1

A1                0.12%         0                N/A

A2                0.21%      0.04762            Jan-08

B                 0.40%     0.450000            Jan-08

C                 1.40%      0.43704            Jan-08

Series 2

A                 0.24%      1.00000            Jan-08

B                 0.40%      1.00000            Jan-08

C                 1.40%      1.00000            Jan-08
------------------------------------------------------------




Credit Enhancement

----------------------------------------------------------------------------------------------------------------------
                                                                                               % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                 (GBP)25,455,420                       5.86%

Class C Notes ((GBP) Equivalent)                                 (GBP)35,263,772                       8.11%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement                  (GBP)20,000,000                       0.25%

Balance Brought Forward                                          (GBP)20,000,000                       0.25%

Drawings this Period                                                  (GBP)0                           0.00%

Excess Spread this Period                                          (GBP)934,241                        0.01%

Funding Reserve Fund Top-up this Period*                          -(GBP)934,241                        -0.01%

Current Balance                                                  (GBP)20,000,000                       0.25%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                          (GBP)103,395,480                      1.27%

Excess spread this period                                        (GBP)10,906,970                       0.13%

Repayment of start up loan interest                              -(GBP)13,753,842                      -0.17%

Funding reserve Balance carried forward                          (GBP)100,548,608                      1.24%

Funding Reserve %                                                      1.0%                              NA
----------------------------------------------------------------------------------------------------------------------



Notes        Granite Mortgages 01-2 plc

---------------------------------------------------------------------------------------------------------------------------------
                     ISIN                Brought forward     Repaid        Outstanding          Rating            Reference Rate
                                                                                           Moodys/S&P/Fitch

Series 1

A                US38741PAA66             $0                   $0              $0              Aaa/AAA/AAA             N/A

B                US38741PAB40             $0                   $0              $0              Aa1/AA+/AA+             N/A

C                US38741PAC23             $0                   $0              $0               Baa1/A-/A-             N/A


Series 2

A                XS0134454510           (GBP)0               (GBP)0          (GBP)0            Aaa/AAA/AAA             N/A

B                XS0134454866           (GBP)0               (GBP)0          (GBP)0            Aa1/AA+/AA+             N/A

C                XS0134455590           (GBP)0               (GBP)0          (GBP)0             Baa1/A-/A-             N/A

D                XS0134456218           (GBP)0               (GBP)0          (GBP)0           Baa3/BB+/BBB+            N/A
---------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------
                  Margin       Pool factor    Expected Maturity


Series 1

A                 0.23%            0                N/A

B                 0.40%            0                N/A

C                1.375%            0                N/A


Series 2

A                 0.25%         0.00000             N/A

B                 0.42%         0.00000             N/A

C                 1.40%         0.00000             N/A

D                 4.60%         0.000000            N/A
-----------------------------------------------------------------




Credit Enhancement

----------------------------------------------------------------------------------------------------------------------
                                                                                               % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                      (GBP)0                           0.00%

Class C Notes ((GBP) Equivalent)                                      (GBP)0                           0.00%

Class D Notes                                                         (GBP)0                           0.00%


Granite Mortgages 01-2 Reserve Fund Requirement                       (GBP)0                           0.00%

Balance Brought Forward                                               (GBP)0                           0.00%

Drawings this Period                                                  (GBP)0                           0.00%

Excess Spread this Period                                             (GBP)0                           0.00%

Funding Reserve Fund Top-up this Period*                              (GBP)0                           0.00%

Pay Down of Reserve Fund                                              (GBP)0                           0.00%

Current Balance                                                       (GBP)0                           0.00%


Funding Reserve Balance brought forward                          (GBP)103,395,480                      1.27%

Excess spread this period                                         (GBP)10,906,970                      0.13%

Repayment of start up loan interest                              -(GBP)13,753,842                      -0.17%

Funding reserve Balance carried forward                          (GBP)100,548,608                      1.24%

Funding Reserve %                                                      1.0%                              NA
----------------------------------------------------------------------------------------------------------------------



Notes        Granite Mortgages 02-1 plc

----------------------------------------------------------------------------------------------------------------------------------
                     ISIN               Brought forward         Repaid      Outstanding          Rating            Reference Rate
                                                                          Moodys/S&P/Fitch

Series 1

A1               US38741NAA19                  $0                 $0            $0             Aaa/AAA/AAA              N/A

A2               US38741NAB91                  $0                 $0            $0             Aaa/AAA/AAA              N/A

B                US38741NAD57                  $0                 $0            $0             Aa2/AA+/AA+              N/A

C                US38741NAC64                  $0                 $0            $0            Baa1/A-/BBB+              N/A

Series 2

A                XS0144804712                (GBP)0             (GBP)0        (GBP)0           Aaa/AAA/AAA              N/A

B                XS0144805958                (GBP)0             (GBP)0        (GBP)0           Aa1/AA+/AA+              N/A

C                XS0144806253                (GBP)0             (GBP)0        (GBP)0          Baa1/A-/BBB+              N/A

D                XS0144806501                (GBP)0             (GBP)0        (GBP)0          Baa3/BB+/BBB              N/A

Series 3

A                XS0144807657               (euro)0             (euro)0       (euro)0          Aaa/AAA/AAA              N/A

B                XS0144807491               (euro)0             (euro)0       (euro)0          Aa1/AA+/AA+              N/A

C                XS0144807814               (euro)0             (euro)0       (euro)0         Baa1/A-/BBB+              N/A
----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------
                     Margin       Pool factor    Expected Maturity


Series 1

A1                    0.10%        0.000000             N/A

A2                    0.16%            0                N/A

B                     0.33%        0.000000             N/A

C                     1.30%        0.000000             N/A

Series 2

A                     0.20%        0.000000             N/A

B                     0.35%        0.000000             N/A

C                     1.30%        0.000000             N/A

D                     4.50%        0.000000             N/A

Series 3

A                Fixed to 04/07    0.000000             N/A

B                     0.35%        0.000000             N/A

C                     1.30%        0.000000             N/A
-------------------------------------------------------------------




Credit Enhancement

----------------------------------------------------------------------------------------------------------------------
                                                                                               % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                      (GBP)0                           0.00%

Class C Notes ((GBP) Equivalent)                                      (GBP)0                           0.00%

Class D Notes                                                         (GBP)0                           0.00%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement                       (GBP)0                           0.00%

Balance Brought Forward                                               (GBP)0                           0.00%

Drawings this Period                                                  (GBP)0                           0.00%

Excess Spread this Perod                                              (GBP)0                           0.00%

Funding Reserve Fund Top-up this Period*                              (GBP)0                           0.00%

Pay Down of Reserve Fund                                              (GBP)0                           0.00%

Current Balance                                                       (GBP)0                           0.00%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                          (GBP)103,395,480                      1.27%

Excess spread this period                                        (GBP)10,906,970                       0.13%

Repayment of start up loan interest                              -(GBP)13,753,842                      -0.17%

Funding reserve Balance carried forward                          (GBP)100,548,608                      1.24%

Funding Reserve %                                                      1.0%                              NA
----------------------------------------------------------------------------------------------------------------------



Notes        Granite Mortgages 02-2 plc

-------------------------------------------------------------------------------------------------------------------------------
                     ISIN                Brought forward         Repaid            Outstanding                    Rating
                                                                                                             Moodys/S&P/Fitch

Series 1

A1               US38741RAA23                  $0                  $0                   $0                     Aaa/AAA/AAA

A2               US38741RAB06             $190,000,000             $0              $190,000,000                Aaa/AAA/AAA

B                US38741RAC88              $42,500,000             $0              $42,500,000                 Aa2/AA+/AA+

C                US38741RAD61              $65,000,000             $0              $65,000,000                  Baa1/A-/A-

Series 2

A                XS0153568638           (euro)180,000,000       (euro) 0        (euro) 180,000,000             Aaa/AAA/AAA

B                XS0153568984           (euro)29,750,000        (euro) 0        (euro) 29,750,000              Aa2/AA+/AA+

C                XS0153569289           (euro)40,000,000        (euro) 0        (euro) 40,000,000               Baa1/A-/A-

Series 3

A                XS0153569792           (GBP)665,000,000         (GBP)0          (GBP)665,000,000              Aaa/AAA/AAA

B                XS0153569875            (GBP)25,000,000         (GBP)0          (GBP)25,000,000               Aa1/AA+/AA+

C                XS0153569958            (GBP)33,000,000         (GBP)0          (GBP)33,000,000                 A3/A-/A-
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                 Reference Rate              Margin         Pool factor              Expected Maturity


Series 1

A1                     N/A                    0.11%           0.000000                      N/A

A2                    5.36%                   0.18%           0.165220                    Jan 08

B                     5.55%                   0.37%           0.708330                    Jan 08

C                     6.43%                   1.25%           0.738640                    Jan 08

Series 2

A                     4.84%                   0.19%           0.163640                    Jan 08

B                     5.02%                   0.37%           0.725610                    Jan 08

C                     5.90%                   1.25%           0.754720                    Jan 08

Series 3

A                     6.47%                   0.19%           1.000000                    Jan 08

B                     6.65%                   0.37%           1.000000                    Jan 08

C                     7.53%                   1.25%           1.000000                    Jan 08
-------------------------------------------------------------------------------------------------------




Credit Enhancement

----------------------------------------------------------------------------------------------------------------------
                                                                                               % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                 (GBP)71,546,447                       6.65%

Class C Notes ((GBP) Equivalent)                                 (GBP)100,685,499                      9.36%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement                  (GBP)39,000,000                       0.48%

Balance Brought Forward                                          (GBP)39,000,000                       0.48%

Drawings this Period                                                  (GBP)0                           0.00%

Excess Spread this Period                                         (GBP)2,318,784                       0.03%

Funding Reserve Fund Top-up this Period*                         -(GBP)2,318,784                       -0.03%

Current Balance                                                  (GBP)39,000,000                       0.48%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                          (GBP)103,395,480                      1.27%

Excess spread this period                                        (GBP)10,906,970                       0.13%

Repayment of start up loan interest                              -(GBP)13,753,842                      -0.17%

Funding reserve Balance carried forward                          (GBP)100,548,608                      1.24%

Funding Reserve %                                                      1.0%                              NA

----------------------------------------------------------------------------------------------------------------------



Notes        Granite Mortgages 03-1 plc

----------------------------------------------------------------------------------------------------------------------------------
                     ISIN                Brought forward        Repaid       Outstanding            Rating         Reference Rate
                                                                                               Moodys/S&P/Fitch

Series 1

A1               US38741TAA88                   $0                              $0                P-1/A-1+/F1+           N/A

A2               US38741TAB61              $103,422,371           $0         $103,422,371         Aaa/AAA/AAA           5.37%

A3**             US38741TAC45              $25,327,928            $0         $25,327,928          Aaa/AAA/AAA            N/A

B                US38741TAD28              $42,000,000            $0         $42,000,000          Aa2/AA+/AA+           5.61%

C                US38741TAE01              $56,000,000            $0         $56,000,000          Baa2/A-/A-            6.63%

Series 2

A                XS0160702113           (euro)900,000,000       (euro)0   (euro)900,000,000       Aaa/AAA/AAA           4.89%

B                XS0160702204            (euro)62,000,000       (euro)0    (euro)62,000,000       Aa2/AA+/AA+           5.08%

C                XS0160702386            (euro)94,500,000       (euro)0    (euro)94,500,000       Baa2/A-/A-            6.10%

Series 3

A                XS0160703434            (GBP)665,000,000       (GBP)0     (GBP)665,000,000       Aaa/AAA/AAA           6.52%

B                XS0160703608            (GBP)31,000,000        (GBP)0     (GBP)31,000,000        Aa2/AA+/AA+           6.71%

C                XS0160703780            (GBP)41,000,000        (GBP)0     (GBP)41,000,000        Baa2/A-/A-            7.73%
----------------------------------------------------------------------------------------------------------------------------------
** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.


-------------------------------------------------------------------
                  Margin         Pool factor     Expected maturity


Series 1

A1                -0.01%           0.000000            N/A

A2                 0.19%           0.08443            Apr 08

A3**               0.40%           0.08443            Apr 08

B                  0.43%           1.000000           Apr 08

C                  1.45%           1.000000           Apr 08

Series 2

A                  0.24%           1.000000           Apr 08

B                  0.43%           1.000000           Apr 08

C                  1.45%           1.000000           Apr 08

Series 3

A                  0.24%           1.000000           Apr 08

B                  0.43%           1.000000           Apr 08

C                  1.45%           1.000000           Apr 08
-------------------------------------------------------------------




Credit Enhancement

----------------------------------------------------------------------------------------------------------------------
                                                                                               % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                 (GBP)97,837,647                       6.22%

Class C Notes ((GBP) Equivalent)                                 (GBP)137,914,263                      8.77%


Granite Mortgages 03-1 Reserve Fund Requirement                  (GBP)45,000,000                       0.55%

Balance Brought Forward                                          (GBP)45,000,000                       0.55%

Drawings this Period                                                  (GBP)0                           0.00%

Excess Spread this Period                                         (GBP)2,774,201                       0.03%

Funding Reserve Fund Top-up this Period*                         -(GBP)2,774,201                       -0.03%

Current Balance                                                  (GBP)45,000,000                       0.55%


Funding Reserve Balance brought forward                          (GBP)103,395,480                      1.27%

Excess spread this period                                        (GBP)10,906,970                       0.13%

Repayment of start up loan interest                              -(GBP)13,753,842                      -0.17%

Funding reserve Balance carried forward                          (GBP)100,548,608                      1.24%

Funding Reserve %                                                      1.0%                              NA
----------------------------------------------------------------------------------------------------------------------




Notes        Granite Mortgages 03-2 plc

------------------------------------------------------------------------------------------------------------------------------------
                     ISIN                Brought forward          Repaid       Outstanding           Rating          Reference Rate
                                                                                                Moodys/S&P/Fitch

Series 1

A1               US38741QAA40                  $0                   $0             $0             Aaa/AAA/AAA              N/A

A2               US38741QAB23                  $0                   $0             $0             Aaa/AAA/AAA              N/A

A3               US38741QAC06             $440,865,264              $0        $440,865,264        Aaa/AAA/AAA             5.43%

B                US38741QAD88              $67,452,385              $0         $67,452,385        Aa1/AA+/AA+             5.67%

C                US38741QAE61              $9,258,171               $0         $9,258,171          Baa1/A-/A-             6.73%

Series 2

A                XS0168665718           (euro)264,519,158        (euro)0    (euro)264,519,158     Aaa/AAA/AAA             4.90%

B                XS0168666013           (euro)64,278,155         (euro)0    (euro)64,278,155      Aa1/AA+/AA+             5.14%

M                XS0168771748           (euro)46,114,507         (euro)0    (euro)46,114,507       Aa3/A+/AA              5.40%

C1               XS0168666104           (euro)16,000,000         (euro)0    (euro)16,000,000       Baa1/A-/A-             5.20%

C2               XS0168666443           (euro)57,753,350         (euro)0    (euro)57,753,350       Baa1/A-/A-             6.20%

Series 3

A                XS0168666526           (GBP)352,280,000        (GBP)0.00   (GBP)352,280,000      Aaa/AAA/AAA            4.625%

C                XS0168666872            (GBP)13,225,958        (GBP)0.00    (GBP)13,225,958       Baa1/A-/A-             7.83%
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------
                       Margin             Pool factor    Expected maturity


Series 1

A1                     0.08%                0.000000            N/A

A2                     0.16%                   0                N/A

A3                     0.25%                0.881731          Jul 10

B                      0.49%                0.881731          Jul 10

C                      1.55%                0.881731          Jul 10

Series 2

A                      0.25%                0.881731          Jul 10

B                      0.49%                0.881731          Jul 10

M                      0.75%                0.881731          Jul 10

C1               Fixed until 07/10          1.000000          Jul 10

C2                     1.55%                0.881731          Jul 10

Series 3

A                Fixed until 07/10          1.000000          Jul 10

C                      1.55%                0.881731          Jul 10
----------------------------------------------------------------------------




Credit Enhancement

---------------------------------------------------------------------------------------------
                                                                      % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)            (GBP)120,841,538            11.99%

Class C Notes ((GBP) Equivalent)                   (GBP)71,688,153             7.11%          All of the notes issued by Granite
                                                                                              Mortgages 03-2 plc may be redeemed on
                                                                                              the payment date falling in July 2008
Granite Mortgages 03-2 Reserve Fund Requirement    (GBP)35,000,000             0.43%          and any payment date thereafter if
                                                                                              the New Basel Capital Accord has been
Balance Brought Forward                            (GBP)35,000,000             0.43%          implemented in the United Kingdom.

Drawings this Period                                   (GBP)0                  0.00%

Excess Spread this Period                          (GBP)1,807,676              0.02%

Funding Reserve Fund Top-up this Period*           -(GBP)1,807,676            -0.02%

Current Balance                                    (GBP)35,000,000             0.43%


Funding Reserve Balance brought forward           (GBP)103,395,480             1.27%

Excess spread this period                          (GBP)10,906,970             0.13%

Repayment of start up loan interest               -(GBP)13,753,842            -0.17%

Funding reserve Balance carried forward           (GBP)100,548,608             1.24%

Funding Reserve %                                       1.0%                    NA
---------------------------------------------------------------------------------------------


*Top-ups only occur at the end of each quarter.


Notes             Granite Mortgages 03-3 plc

------------------------------------------------------------------------------------------------------------------------------------
                                  Brought                              Rating Moodys/  Reference              Pool  Expected
          ISIN                    forward   Repaid        Outstanding  S&P/Fitch            Rate  Margin    factor  maturity
Series 1

A1        US38741UAA51                 $0       $0                 $0  Aaa/AAA/AAA           N/A   0.08%  0.000000  N/A

A2        US38741UAB35                 $0       $0                 $0  Aaa/AAA/AAA           N/A   0.12%         0  N/A

A3        US38741UAC18       $262,018,770       $0       $262,018,770  Aaa/AAA/AAA         5.38%   0.20%  0.524038  Jan 09

B         US38741UAD90        $58,053,556       $0        $58,053,556  Aa1/AA+/AA+         5.63%   0.45%  0.806299  Jan 09

M         US38741UAE73        $21,770,084       $0        $21,770,084  Aa3/A+/AA           5.88%   0.70%  0.806299  Jan 09

C         US38741UAF49        $40,314,970       $0        $40,314,970  Baa1/A-/BBB+        6.63%   1.45%  0.806299  Jan 09

Series 2

A         XS0176409927  (euro)335,384,027  (euro)0  (euro)335,384,027  Aaa/AAA/AAA         4.84%   0.19%  0.524038  Jan 09

B         XS0176410180   (euro)18,544,886  (euro)0   (euro)18,544,886  Aa1/AA+/AA+         5.10%   0.45%  0.806299  Jan 09

M         XS0176410347    (euro)6,047,245  (euro)0    (euro)6,047,245  Aa3/A+/AA           5.35%   0.70%  0.806299  Jan 09

C         XS0176410420   (euro)44,346,467  (euro)0   (euro)44,346,467  Baa1/A-/BBB+        6.10%   1.45%  0.806299  Jan 09

Series 3

A         XS0176410693   (GBP)340,000,000   (GBP)0   (GBP)340,000,000  Aaa/AAA/AAA         6.47%   0.19%  1.000000  Jan 09

B         XS0176410776    (GBP)22,979,533   (GBP)0    (GBP)22,979,533  Aa1/AA+/AA+         6.73%   0.45%  0.806299  Jan 09

M         XS0176410859     (GBP)9,272,443   (GBP)0     (GBP)9,272,443  Aa3/A+/AA           6.98%   0.70%  0.806299  Jan 09

C         XS0176411071     (GBP)6,047,245   (GBP)0     (GBP)6,047,245  Baa1/A-/BBB+        7.73%   1.45%  0.806299  Jan 09
------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

--------------------------------------------------------------------------------
                                                                    % of Notes
                                                                   Outstanding
Class B and M Notes ((GBP) Equivalent)            (GBP)98,914,139       26.15%

Class C Notes ((GBP) Equivalent)                  (GBP)62,011,393       16.39%

--------------------------------------------------------------------------------

      All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

--------------------------------------------------------------------------------
Granite Mortgages 03-3 Reserve Fund Requirement   (GBP)33,400,000       0.41%

Balance Brought Forward                           (GBP)33,400,000       0.41%

Drawings this Period                                       (GBP)0       0.00%

Excess Spread this Period                          (GBP)1,780,013       0.02%

Funding Reserve Fund Top-up this Period*          -(GBP)1,780,013      -0.02%

Current Balance                                   (GBP)33,400,000       0.41%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward          (GBP)103,395,480       1.27%

Excess spread this period                         (GBP)10,906,970       0.13%

Repayment of start up loan interest              -(GBP)13,753,842      -0.17%

Funding reserve Balance carried forward          (GBP)100,548,608       1.24%

Funding Reserve %                                            1.0%          NA
--------------------------------------------------------------------------------


Notes                       Granite Mortgages 04-1 plc

------------------------------------------------------------------------------------------------------------------------------------
                                  Brought                                       Rating Moodys/ Reference              Pool  Expected
          ISIN                    forward            Repaid        Outstanding  S&P/Fitch           Rate  Margin    factor  maturity
Series 1

A1        US38741VAA35                 $0                $0                 $0  P-1/A-1+/F1+         N/A  -0.04%  0.000000  N/A

A2        US38741VAB18                 $0                $0                 $0  Aaa/AAA/AAA          N/A   0.07%  0.000000  N/A

B         US38741VAC90                 $0                $0                 $0  Aa2/AA+/AA+          N/A   0.21%  0.000000  N/A

M         US38741VAE56                 $0                $0                 $0  Aa3/A+/AA            N/A   0.41%  0.000000  N/A

C         US38741VAD73                 $0                $0                 $0  A2/A-/BBB+           N/A   0.90%  0.000000  N/A

Series 2

A1        US38741VAF22       $868,000,000       $39,000,000       $829,000,000  Aaa/AAA/AAA        5.09%   0.16%  0.699578  Mar 09

A2        XS0184562816  (euro)663,000,000  (euro)42,000,000  (euro)621,000,000  Aaa/AAA/AAA        5.04%   0.16%  0.690000  Mar 09

B         XS0184563111   (euro)91,000,000           (euro)0   (euro)91,000,000  Aa2/AA+/AA+        5.22%   0.34%  1.000000  Mar 09

M         XS0184563541   (euro)45,000,000           (euro)0   (euro)45,000,000  A1/A+/AA           5.45%   0.57%  1.000000  Mar 09

C         XS0184563897   (euro)60,000,000           (euro)0   (euro)60,000,000  Baa1/A-/BBB+       5.95%   1.07%  1.000000  Mar 09

Series 3

A         XS0184565249   (GBP)444,000,000   (GBP)30,000,000   (GBP)414,000,000  Aaa/AAA/AAA        6.30%   0.16%  0.690000  Mar 09

B         XS0184566130    (GBP)23,000,000            (GBP)0    (GBP)23,000,000  Aa2/AA+/AA+        6.48%   0.34%  1.000000  Mar 09

M         XS0184566569    (GBP)10,000,000            (GBP)0    (GBP)10,000,000  A1/A+/AA           6.71%   0.57%  1.000000  Mar 09

C         XS0184567534    (GBP)20,000,000            (GBP)0    (GBP)20,000,000  Baa1/A-/BBB+       7.21%   1.07%  1.000000  Mar 09
------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

--------------------------------------------------------------------------------
                                                                    % of Notes
                                                                   Outstanding
Class B and M Notes ((GBP) Equivalent)           (GBP)126,793,103        8.55%

Class C Notes ((GBP) Equivalent)                  (GBP)61,379,310        4.14%

--------------------------------------------------------------------------------

      All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

--------------------------------------------------------------------------------
Granite Mortgages 04-1 Reserve Fund Requirement   (GBP)60,000,000        0.74%

Balance Brought Forward                           (GBP)60,000,000        0.74%

Drawings this Period                                       (GBP)0        0.00%

Excess Spread this Period                          (GBP)3,400,716        0.04%

Funding Reserve Fund Top-up this Period*          -(GBP)3,400,716       -0.04%

Current Balance                                   (GBP)60,000,000        0.74%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward          (GBP)103,395,480        1.27%

Excess spread this period                         (GBP)10,906,970        0.13%

Repayment of start up loan interest              -(GBP)13,753,842       -0.17%

Funding reserve Balance carried forward          (GBP)100,548,608        1.24%

Funding Reserve %                                            1.0%           NA
--------------------------------------------------------------------------------


Notes             Granite Mortgages 04-2 plc

------------------------------------------------------------------------------------------------------------------------------------
                                  Brought                                       Rating Moodys/ Reference              Pool  Expected
          ISIN                    forward            Repaid        Outstanding  S&P/Fitch           Rate  Margin    factor  maturity
Series 1

A1        US38741WAA18                 $0                $0                 $0  Aaa/AAA/AAA          N/A   0.04%  0.000000  N/A

A2        US38741WAB90                 $0                $0                 $0  Aaa/AAA/AAA          N/A   0.07%  0.000000  N/A

B         US38741WAC73                 $0                $0                 $0  Aa2/AA+/AA           N/A   0.17%  0.000000  N/A

M         US38741WAD56                 $0                $0                 $0  A1/A+/A              N/A   0.28%  0.000000  N/A

C         US38741WAE30                 $0                $0                 $0  A3/A-/BBB+           N/A   0.70%  0.000000  N/A

Series 2

A1        XS0193212825  (euro)888,256,375  (euro)95,940,018  (euro)792,316,357  Aaa/AAA/AAA        5.02%   0.14%  0.591281  Dec 10

A2        XS0193213807   (GBP)161,373,059   (GBP)17,429,804   (GBP)143,943,255  Aaa/AAA/AAA        6.28%   0.14%  0.589931  Dec 10

B         XS0193215414   (euro)60,939,842   (euro)6,582,075   (euro)54,357,767  Aa3/AA+/AA         5.15%   0.27%  0.590845  Dec 10

M         XS0193216578   (euro)35,430,141   (euro)3,826,788   (euro)31,603,353  A2/A+/A            5.28%   0.40%  0.590717  Dec 10

C         XS0193217030   (euro)58,814,033   (euro)6,352,467   (euro)52,461,566  Baa2/A-/BBB+       5.68%   0.80%  0.589456  Dec 10

Series 3

A         XS0193218350   (GBP)752,100,000            (GBP)0   (GBP)752,100,000  Aaa/AAA/AAA        6.30%   0.16%  1.000000  Jun 11

B         XS0193218863    (GBP)38,900,000            (GBP)0    (GBP)38,900,000  Aa2/AA+/AA         6.46%   0.32%  1.000000  Jun 11

M         XS0193219754    (GBP)26,500,000            (GBP)0    (GBP)26,500,000  A1/A+/A            6.61%   0.47%  1.000000  Jun 11

C         XS0193220927    (GBP)48,500,000            (GBP)0    (GBP)48,500,000  Baa1/A-/BBB+       6.99%   0.85%  1.000000  Jun 11
------------------------------------------------------------------------------------------------------------------------------------



Credit Enhancement

--------------------------------------------------------------------------------
                                                                    % of Notes
                                                                   Outstanding
Class B and M Notes ((GBP) Equivalent)           (GBP)123,876,952        7.54%

Class C Notes ((GBP) Equivalent)                  (GBP)84,188,140        5.12%

--------------------------------------------------------------------------------

      All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

--------------------------------------------------------------------------------
Granite Mortgages 04-2 Reserve Fund Requirement   (GBP)44,900,000        0.55%

Balance Brought Forward                           (GBP)44,900,000        0.55%

Drawings this Period                                       (GBP)0        0.00%

Excess Spread this Period                          (GBP)3,579,207        0.04%

Funding Reserve Fund Top-up this Period*          -(GBP)3,579,207       -0.04%

Current Balance                                   (GBP)44,900,000        0.55%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward          (GBP)103,395,480        1.27%

Excess spread this period                         (GBP)10,906,970        0.13%

Repayment of start up loan interest              -(GBP)13,753,842       -0.17%

Funding reserve Balance carried forward          (GBP)100,548,608        1.24%

Funding Reserve %                                            1.0%           NA
--------------------------------------------------------------------------------


Notes             Granite Mortgages 04-3 plc

------------------------------------------------------------------------------------------------------------------------------------
                                  Brought                                       Rating Moodys/ Reference               Pool Expected
          ISIN                    forward            Repaid        Outstanding  S&P/Fitch           Rate   Margin    factor maturity
Series 1

A1        US38741SAA06                 $0                $0                 $0  Aaa/AAA/AAA          N/A    0.06%  0.000000 N/A

A2        XS0201482766           (euro) 0          (euro) 0           (euro) 0  Aaa/AAA/AAA          N/A    0.07%  0.000000 N/A

A3        US38741SAB88                 $0                $0                 $0  Aaa/AAA/AAA          N/A    0.10%  0.000000 N/A

B         US38741SAC61                 $0                $0                 $0  Aa3/AA+/AA           N/A    0.16%  0.000000 N/A

M         US38741SAD45                 $0                $0                 $0  A2/A+/A              N/A    0.27%  0.000000 N/A

C         US38741SAE28                 $0                $0                 $0  Baa2/A-/BBB+         N/A    0.59%  0.000000 N/A

Series 2

A1        US38741SAF92       $533,162,375       $70,346,386       $462,815,989  Aaa/AAA/AAA        5.07%    0.14%  0.648474 Mar 10

A2        XS0201483228  (euro)597,743,974  (euro)78,867,396  (euro)518,876,578  Aaa/AAA/AAA        5.02%    0.14%  0.648474 Mar 10

B         XS0201483657   (euro)55,579,768   (euro)7,333,292   (euro)48,246,476  Aa1/AA+/AA         5.16%    0.28%  0.648474 Mar 10

M         XS0201484036   (euro)43,253,610   (euro)5,706,958   (euro)37,546,652  Aa3/A+/A           5.25%    0.37%  0.648474 Mar 10

C         XS0201485355  (euro)103,875,898  (euro)13,705,570   (euro)90,170,328  Baa2/A-/BBB+       5.68%    0.80%  0.648474 Mar 10

Series 3

A1        XS0201486320   (GBP)411,250,000            (GBP)0   (GBP)411,250,000  Aaa/AAA/AAA        6.32%    0.18%  1.000000 Sept 11

A2        XS0201565628   (GBP)600,000,000            (GBP)0   (GBP)600,000,000  Aaa/AAA/AAA       5.515%    Fixed  1.000000 Sept 11
                                                                                                            until
                                                                                                          09/2011

B         XS0201486833    (GBP)54,350,000            (GBP)0    (GBP)54,350,000  Aa1/AA+/AA         6.49%    0.35%  1.000000 Sept 11

M         XS0201487211    (GBP)42,250,000            (GBP)0    (GBP)42,250,000  Aa3/A+/A           6.59%    0.45%  1.000000 Sept 11

C         XS0201487567    (GBP)99,450,000            (GBP)0    (GBP)99,450,000  Baa1/A-/BBB+       7.02%    0.88%  1.000000 Sept 11
------------------------------------------------------------------------------------------------------------------------------------



Credit Enhancement

--------------------------------------------------------------------------------
                                                                    % of Notes
                                                                   Outstanding
Class B and M Notes ((GBP) Equivalent)           (GBP)155,161,862        8.00%

Class C Notes ((GBP) Equivalent)                 (GBP)160,999,712        8.30%

--------------------------------------------------------------------------------

      All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

--------------------------------------------------------------------------------
Granite Mortgages 04-3 Reserve Fund Requirement   (GBP)48,000,000        0.59%

Balance Brought Forward                           (GBP)48,000,000        0.59%

Drawings this Period                                       (GBP)0        0.00%

Excess Spread this Period                          (GBP)3,927,048        0.05%

Funding Reserve Fund Top-up this Period*              (3,927,048)       -0.05%

Current Balance                                   (GBP)48,000,000        0.59%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward          (GBP)103,395,480        1.27%

Excess spread this period                         (GBP)10,906,970        0.13%

Repayment of start up loan interest              -(GBP)13,753,842       -0.17%

Funding reserve Balance carried forward          (GBP)100,548,608        1.24%

Funding Reserve %                                            1.0%           NA
--------------------------------------------------------------------------------


Notes             Granite Master Issuer plc - Series 2005-1

------------------------------------------------------------------------------------------------------------------------------------
                                    Brought                                     Rating Moodys/ Reference              Pool  Expected
          ISIN                      forward        Repaid          Outstanding  S&P/Fitch           Rate  Margin    factor  maturity
A1        US38741YAA73                   $0            $0                   $0  Aaa/AAA/AAA          N/A   0.04%  0.000000  N/A

A2        XS0210928866             (euro) 0      (euro) 0             (euro) 0  Aaa/AAA/AAA          N/A   0.04%  0.000000  N/A

A3        US38741YAB56         $275,000,000  $275,000,000                   $0  Aaa/AAA/AAA          N/A   0.08%  0.000000  N/A

A4        US38741YAC30       $1,100,000,000            $0       $1,100,000,000  Aaa/AAA/AAA        5.03%   0.10%  1.000000  Mar 10

A5        XS0210929161  (euro)1,500,000,000       (euro)0  (euro)1,500,000,000  Aaa/AAA/AAA        4.97%   0.09%  1.000000  Mar 10

A6        XS0210925847     (GBP)750,000,000        (GBP)0     (GBP)750,000,000  Aaa/AAA/AAA        6.26%   0.12%  1.000000  Mar 12

B1        US38741YAD13                   $0            $0                   $0  Aa3/AA/AA            N/A   0.13%  0.000000  N/A

B2        XS0210929591    (euro) 80,000,000      (euro) 0    (euro) 80,000,000  Aa3/AA/AA          5.07%   0.19%  1.000000  Mar 10

B3        XS0210925920      (GBP)55,000,000        (GBP)0      (GBP)55,000,000  Aa3/AA/AA          6.33%   0.19%  1.000000  Mar 10

M1        US38741YAE95                   $0            $0                   $0  A2/A/A               N/A   0.23%  0.000000  N/A

M2        XS0210929757    (euro) 79,000,000      (euro) 0    (euro) 79,000,000  A2/A/A             5.16%   0.28%  1.000000  Mar 10

M3        XS0210926225      (GBP)55,000,000        (GBP)0      (GBP)55,000,000  A2/A/A             6.42%   0.28%  1.000000  Mar 10

C2        XS0210929914   (euro) 139,000,000      (euro) 0   (euro) 139,000,000  Baa2/BBB/BBB      5.436%   0.56%  1.000000  Mar 10

C3        XS0210926571      (GBP)60,000,000        (GBP)0      (GBP)60,000,000  Baa2/BBB/BBB       6.70%   0.56%  1.000000  Mar 10
------------------------------------------------------------------------------------------------------------------------------------


All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New
Basel Capital Accord has been implemented in the United Kingdom.


Notes             Granite Master Issuer plc - Series 2005-2

------------------------------------------------------------------------------------------------------------------------------------
                                  Brought                              Rating Moodys/  Reference              Pool  Expected
          ISIN                    forward   Repaid        Outstanding  S&P/Fitch            Rate  Margin    factor  maturity

A1        US38741YAF60                 $0       $0                 $0  Aaa/AAA/AAA           N/A   0.04%  0.000000  N/A

A2        XS0220176084             (GBP)0   (GBP)0             (GBP)0  Aaa/AAA/AAA           N/A   0.05%  0.000000  N/A

A3        XS0220174469            (euro)0  (euro)0            (euro)0  Aaa/AAA/AAA           N/A   0.05%  0.000000  N/A

A4        US38741YAG44       $202,674,398       $0       $202,674,398  Aaa/AAA/AAA         5.03%   0.08%  0.253343  Feb 08

A5        XS0220174543  (euro)800,000,000  (euro)0  (euro)800,000,000  Aaa/AAA/AAA         4.72%   0.14%  1.000000  May 10

A6        US38741YAH27     $1,250,000,000       $0     $1,250,000,000  Aaa/AAA/AAA         5.08%   0.13%  1.000000  May 10

A7        XS0220172257   (GBP)530,200,000   (GBP)0   (GBP)530,200,000  Aaa/AAA/AAA         6.65%   0.16%  1.000000  May 12

A8        XS0220486277   (GBP)250,000,000   (GBP)0   (GBP)250,000,000  Aaa/AAA/AAA         6.65%   0.16%  1.000000  May 12

B1        US38741YAJ82                 $0       $0                 $0  Aa3/AA/AA             N/A   0.14%  0.000000  N/A

B2        XS0220173909   (euro)62,000,000  (euro)0   (euro)62,000,000  Aa3/AA/AA           4.78%   0.20%  1.000000  May 10

B3        XS0220175862    (GBP)35,100,000   (GBP)0    (GBP)35,100,000  Aa3/AA/AA           6.69%   0.20%  1.000000  May 10

M1        US38741YAK55                 $0       $0                 $0  A2/A/A                N/A   0.24%  0.000000  N/A

M2        XS0220172927   (euro)70,000,000  (euro)0   (euro)70,000,000  A2/A/A              4.88%   0.30%  1.000000  May 10

M3        XS0220174972    (GBP)28,100,000   (GBP)0    (GBP)28,100,000  A2/A/A            6.8063%   0.32%  1.000000  May 10

C1        US38741YAL39        $90,000,000       $0        $90,000,000  Baa2/BBB/BBB        5.45%   0.50%  1.000000  May 08

C2        XS0220173651  (euro)131,700,000  (euro)0  (euro)131,700,000  Baa2/BBB/BBB        5.13%   0.55%  1.000000  May 10
------------------------------------------------------------------------------------------------------------------------------------




Notes             Granite Master Issuer plc - Series 2005-3

------------------------------------------------------------------------------------------------------------------------------------
                               Brought                          Rating Moodys/   Reference              Pool  Expected
          ISIN                 forward  Repaid     Outstanding  S&P/Fitch             Rate  Margin    factor  maturity

A1        US38741YAM12  $1,000,000,000      $0  $1,000,000,000  Aaa/AAA/AAA          4.95%   0.00%  1.000000  Aug 10

------------------------------------------------------------------------------------------------------------------------------------


Notes             Granite Master Issuer plc - Series 2005-4

------------------------------------------------------------------------------------------------------------------------------------
                                    Brought                                Rating Moodys/  Reference              Pool  Expected
          ISIN                      forward   Repaid          Outstanding  S&P/Fitch            Rate  Margin    factor  maturity

A1        US38741YAN94                   $0       $0                   $0  Aaa/AAA/AAA           N/A   0.03%  0.000000  N/A

A2        XS0229614036              (euro)0  (euro)0              (euro)0  Aaa/AAA/AAA           N/A   0.04%  0.000000  N/A

A3        US38741YAP43         $605,387,870       $0         $605,387,870  Aaa/AAA/AAA         5.02%   0.07%  0.607453  Aug 08

A5        XS0229614200  (euro)1,357,300,000  (euro)0  (euro)1,357,300,000  Aaa/AAA/AAA         4.68%   0.10%  1.000000  Aug 10

A6        XS0229614465     (GBP)815,400,000   (GBP)0     (GBP)815,400,000  Aaa/AAA/AAA         6.61%   0.12%  1.000000  Aug 12

B1        US38741YAR09                   $0       $0                   $0  Aa3/AA/AA             N/A   0.12%  0.000000  N/A

B2        US38741YAS81          $38,500,000       $0          $38,500,000  Aa3/AA/AA           5.13%   0.18%  1.000000  Nov 08

B3        XS0229614549      (GBP)19,000,000   (GBP)0      (GBP)19,000,000  Aa3/AA/AA           6.67%   0.18%  1.000000  Aug 10

B4        XS0229614895     (euro)56,900,000  (euro)0     (euro)56,900,000  Aa3/AA/AA           4.76%   0.18%  1.000000  Aug 10

M1        US38741YAT64                   $0       $0                   $0  A2/A/A                N/A   0.22%  0.000000  N/A

M2        US38741YAU38          $36,300,000       $0          $36,300,000  A2/A/A              5.23%   0.28%  1.000000  Nov 08

M3        XS0229614978      (GBP)30,000,000   (GBP)0      (GBP)30,000,000  A2/A/A              6.77%   0.28%  1.000000  Aug 10

M4        XS0229615272     (euro)51,000,000  (euro)0     (euro)51,000,000  A2/A/A              4.86%   0.28%  1.000000  Aug 10

C1        US38741YAV11                   $0       $0                   $0  Baa2/BBB/BBB          N/A   0.43%  0.000000  N/A

C2        US38741YAW93          $44,600,000       $0          $44,600,000  Baa2/BBB/BBB        5.50%   0.55%  1.000000  Nov 08

C3        XS0229615439      (GBP)10,000,000   (GBP)0      (GBP)10,000,000  Baa2/BBB/BBB        7.04%   0.55%  1.000000  Aug 10

C4        XS0229615603     (euro)76,100,000  (euro)0     (euro)76,100,000  Baa2/BBB/BBB        5.13%   0.55%  1.000000  Aug 10
------------------------------------------------------------------------------------------------------------------------------------



Notes             Granite Master Issuer plc - Series 2006-1

------------------------------------------------------------------------------------------------------------------------------------
          ISIN          ISIN                      Brought                                Rating Moodys/  Reference              Pool
          Reg S         144A                      forward   Repaid          Outstanding  S&P/Fitch            Rate  Margin    factor
A1        USG4144BE89   US38741YBG35         $775,189,109       $0         $775,189,109  Aaa/AAA/AAA         4.92%  -0.03%  0.998826

A2        XS0240602176  XS0240670413              (euro)0  (euro)0              (euro)0  Aaa/AAA/AAA           N/A   0.04%  0.000000

A3        XS0240602507  XS0240670504               (GBP)0   (GBP)0               (GBP)0  Aaa/AAA/AAA           N/A   0.04%  0.000000

A4        USG41441BF54  US38741YBH18                   $0       $0                   $0  Aaa/AAA/AAA           N/A   0.04%  0.000000

A5        USG41441BG38  US38741YBJ73       $1,550,378,217       $0       $1,550,378,217  Aaa/AAA/AAA         5.02%   0.07%  0.998826

A6        XS0240602929  XS0240670686  (euro)1,900,000,000  (euro)0  (euro)1,900,000,000  Aaa/AAA/AAA         4.68%   0.10%  1.000000

A7        XS0240603067  XS0240670843     (GBP)400,000,000   (GBP)0     (GBP)400,000,000  Aaa/AAA/AAA         6.61%   0.12%  1.000000

A8        XS024063653   XS0240671148     (GBP)950,000,000   (GBP)0     (GBP)950,000,000  Aaa/AAA/AAA         6.61%   0.12%  1.000000

B1        USG41441BH11  US38741YBK47                   $0       $0                   $0  Aa3/AA/AA             N/A   0.13%  0.000000

B2        USG41441BJ76  US38741YBL20          $84,100,000       $0          $84,100,000  Aa3/AA/AA           5.12%   0.17%  1.000000

B3        XS0240606169  XS0240671494      (GBP)25,000,000   (GBP)0      (GBP)25,000,000  Aa3/AA/AA           6.67%   0.18%  1.000000

B4        XS0240606755  XS0240671650     (euro)94,500,000  (euro)0     (euro)94,500,000  Aa3/AA/AA           4.76%   0.18%  1.000000

M1        USG41441BK40  US38741YBM03                   $0       $0                   $0  A2/A/A                N/A   0.23%  0.000000

M2        USG41441BL23  US38741YBN85          $79,200,000       $0          $79,200,000  A2/A/A              5.24%   0.29%  1.000000

M3        XS0240607480  XS0240671734      (GBP)33,500,000   (GBP)0      (GBP)33,500,000  A2/A/A              6.79%   0.30%  1.000000

M4        XS0240607720  XS0240671817     (euro)97,700,000  (euro)0     (euro)97,700,000  A2/A/A              4.88%   0.30%  1.000000

C2        USG41441BM06  US38741YBP34         $132,400,000       $0         $132,400,000  Baa2/BBB/BBB        5.55%   0.60%  1.000000

C3        XS0240608371  XS0240671908      (GBP)44,200,000   (GBP)0      (GBP)44,200,000  Baa2/BBB/BBB        7.09%   0.60%  1.000000

C4        XS0240608702  XS0240672039    (euro)129,000,000  (euro)0    (euro)129,000,000  Baa2/BBB/BBB        5.18%   0.60%  1.000000
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------
          ISIN          ISIN          Expected
          Reg S         144A          maturity
A1        USG4144BE89   US38741YBG35  Nov 09

A2        XS0240602176  XS0240670413  N/A

A3        XS0240602507  XS0240670504  N/A

A4        USG41441BF54  US38741YBH18  N/A

A5        USG41441BG38  US38741YBJ73  Nov 09

A6        XS0240602929  XS0240670686  Feb 11

A7        XS0240603067  XS0240670843  Feb 13

A8        XS024063653   XS0240671148  Feb 13

B1        USG41441BH11  US38741YBK47  N/A

B2        USG41441BJ76  US38741YBL20  May 10

B3        XS0240606169  XS0240671494  Feb 11

B4        XS0240606755  XS0240671650  Feb 11

M1        USG41441BK40  US38741YBM03  N/A

M2        USG41441BL23  US38741YBN85  May 10

M3        XS0240607480  XS0240671734  Feb 11

M4        XS0240607720  XS0240671817  Feb 11

C2        USG41441BM06  US38741YBP34  May 10

C3        XS0240608371  XS0240671908  Feb 11

C4        XS0240608702  XS0240672039  Feb 11
-----------------------------------------------



Notes             Granite Master Issuer plc - Series 2006-2

------------------------------------------------------------------------------------------------------------------------------------
                                     Brought                                Rating Moodys/  Reference              Pool  Expected
          ISIN                       forward   Repaid          Outstanding  S&P/Fitch            Rate  Margin    factor  maturity
A1        US38741YBQ17          $101,264,639       $0         $101,264,639  Aaa/AAA/AAA         4.96%   0.01%  0.125018  Jan 08

A2        XS0252419832      (euro)37,505,422  (euro)0     (euro)37,505,422  Aaa/AAA/AAA        4.683%   0.03%  0.125018  Jan 08

A3        XS0252425995        (GBP)8,751,265   (GBP)0       (GBP)8,751,265  Aaa/AAA/AAA         6.31%   0.03%  0.125018  Jan 08

A4        US38741YBR99        $1,275,000,000       $0       $1,275,000,000  Aaa/AAA/AAA         5.22%   0.04%  1.000000  Jul 10

A5        XS0252421499   (euro)1,360,000,000  (euro)0  (euro)1,360,000,000  Aaa/AAA/AAA         4.75%   0.10%  1.000000  Oct 11

A6        XS0252427009      (GBP)500,000,000   (GBP)0     (GBP)500,000,000  Aaa/AAA/AAA         6.39%   0.11%  1.000000  Jul 13

B1        US38741YBS72           $29,000,000       $0          $29,000,000  Aa3/AA/AA           5.26%   0.08%  1.000000  Apr 08

B2        US38741YBT55           $36,000,000       $0          $36,000,000  Aa3/AA/AA           5.32%   0.14%  1.000000   Jul 11

B3        XS0252428072      (euro)37,500,000  (euro)0     (euro)37,500,000  Aa3/AA/AA           4.79%   0.14%  1.000000  Jul 11

M1        US38741YBU29           $25,000,000       $0          $25,000,000  A2/A/A              5.36%   0.18%  1.000000  Apr 08

M2        US38741YBV02           $25,000,000       $0          $25,000,000  A2/A/A              5.41%   0.23%  1.000000  Jul 11

M3        XS0252429047      (euro)35,000,000  (euro)0     (euro)35,000,000  A2/A/A              4.88%   0.23%  1.000000  Jul 11

M4        XS0252423198       (GBP)10,000,000   (GBP)0      (GBP)10,000,000  A2/A/A              6.51%   0.23%  1.000000  Jul 11

C2        US38741YBW84           $75,000,000       $0          $75,000,000  Baa2/BBB/BBB        5.65%   0.47%  1.000000  Jul 11

C3        XS0252430136      (euro)55,000,000  (euro)0     (euro)55,000,000  Baa2/BBB/BBB        5.12%   0.47%  1.000000  Jul 11

C4        XS0252423941       (GBP)12,000,000   (GBP)0      (GBP)12,000,000  Baa2/BBB/BBB        6.75%   0.47%  1.000000  Jul 11
------------------------------------------------------------------------------------------------------------------------------------




Notes             Granite Master Issuer plc - Series 2006-3

------------------------------------------------------------------------------------------------------------------------------------
                                     Brought                                Rating Moodys/  Reference              Pool  Expected
          ISIN                       forward   Repaid          Outstanding  S&P/Fitch            Rate  Margin    factor  maturity

A1        US38741YBX67          $355,870,000       $0         $355,870,000  Aaa/AAA/AAA         4.97%   0.02%  0.355870  Apr 08

A2        XS0267966959    (euro) 295,372,100  (euro)0    (euro)295,372,100  Aaa/AAA/AAA        4.693%   0.04%  0.355870  Jul 08

A3        US38741YBZ16        $1,800,000,000       $0       $1,800,000,000  Aaa/AAA/AAA         5.22%   0.04%  1.000000  Apr 10

A4        US38741YCA55        $1,000,000,000       $0       $1,000,000,000  Aaa/AAA/AAA         5.16%  -0.02%  1.000000  Oct 12

A5        XS0267967924  (euro) 1,250,000,000  (euro)0  (euro)1,250,000,000  Aaa/AAA/AAA         4.76%   0.11%  1.000000  Oct 12

A6        XS0267968658      (GBP)700,000,000   (GBP)0     (GBP)700,000,000  Aaa/AAA/AAA         6.39%   0.11%  1.000000  Oct 12

A7        US38741YCD94        $1,750,000,000       $0       $1,750,000,000  Aaa/AAA/AAA         5.28%   0.10%  1.000000  Oct 12

B1        US38741YCE77           $70,000,000       $0          $70,000,000  Aa3/AA/AA           5.27%   0.09%  1.000000  Oct 08

B2        US38741YCF43          $182,000,000       $0         $182,000,000  Aa3/AA/AA           5.35%   0.17%  1.000000  Oct 12

B3        XS0268037131     (euro) 30,000,000  (euro)0     (euro)30,000,000  Aa3/AA/AA           4.81%   0.16%  1.000000  Oct 12

M1        US38741YCJ64           $90,000,000       $0          $90,000,000  A2/A/A              5.36%   0.18%  1.000000  Oct 08

M2        US38741YCK38          $100,000,000       $0         $100,000,000  A2/A/A              5.46%   0.28%  1.000000  Oct 12

M3        XS0268038451     (euro) 47,000,000  (euro)0     (euro)47,000,000  A2/A/A              4.92%   0.27%  1.000000  Oct 12

M4        XS0268038964       (GBP)10,000,000   (GBP)0      (GBP)10,000,000  A2/A/A              6.55%   0.27%  1.000000  Oct 12

C2        US38741YCP25           $60,000,000       $0          $60,000,000  Baa2/BBB/BBB        5.68%   0.50%  1.000000  Oct 12

C3        XS0268039699    (euro) 137,000,000  (euro)0    (euro)137,000,000  Baa2/BBB/BBB        5.15%   0.50%  1.000000  Oct 12
------------------------------------------------------------------------------------------------------------------------------------



Notes                       Granite Master Issuer plc - Series 2006-4

------------------------------------------------------------------------------------------------------------------------------------
                                     Brought                                           Rating Moodys/  Reference                Pool
          ISIN                       forward             Repaid           Outstanding  S&P/Fitch            Rate    Margin    factor
A1        US38741YCS63          $335,742,427        $88,899,992          $246,842,435  Aaa/AAA/AAA         4.98%     0.03%  0.379758

A2        XS0275943958    (euro) 103,305,363  (euro) 27,353,844     (euro) 75,951,519  Aaa/AAA/AAA        4.916%     0.04%  0.379758

A3        XS0275944097      (GBP)180,784,384    (GBP)47,869,227      (GBP)132,915,157  Aaa/AAA/AAA         6.18%     0.04%  0.379758

A4        US38741YDB20          $704,300,000                 $0          $704,300,000  Aaa/AAA/AAA         4.98%     0.05%  1.000000

A5        CA38741YDD81       CAD 350,000,000              CAD 0       CAD 350,000,000  Aaa/AAA/AAA         4.67%     0.07%  1.000000

A6        US38741YDC03        $1,130,000,000                 $0        $1,130,000,000  Aaa/AAA/AAA         5.02%     0.09%  1.000000

A7        XS0275944766  (euro) 1,135,000,000           (euro) 0  (euro) 1,135,000,000  Aaa/AAA/AAA         4.99%     0.11%  1.000000

A8        XS0276823167      (GBP)300,000,000             (GBP)0      (GBP)300,000,000  Aaa/AAA/AAA         6.25%     0.11%  1.000000

B1        US38741YCV92           $60,600,000                 $0           $60,600,000  Aa3/AA/AA           5.02%     0.09%  1.000000

B3        XS0275945730     (euro) 62,500,000           (euro) 0     (euro) 62,500,000  Aa3/AA/AA           5.07%     0.19%  1.000000

M1        US38741YCX58           $47,800,000                 $0           $47,800,000  A2/A/A              5.10%     0.17%  1.000000

M2        US38741YCY32           $10,000,000                 $0           $10,000,000  A2/A/A              5.22%     0.29%  1.000000

M3        XS0275946621     (euro) 84,400,000           (euro) 0     (euro) 84,400,000  A2/A/A              5.17%     0.29%  1.000000

C1        US38741YCZ07           $32,600,000                 $0           $32,600,000  Baa2/BBB/BBB        5.31%     0.38%  1.000000

C2        US38741YDA47           $15,000,000                 $0           $15,000,000  Baa2/BBB/BBB        5.41%     0.48%  1.000000

C3        XS0275947512     (euro) 62,800,000           (euro) 0     (euro) 62,800,000  Baa2/BBB/BBB        5.36%     0.48%  1.000000
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------
                        Expected
          ISIN          maturity
A1        US38741YCS63  Sep-08

A2        XS0275943958  Sep-08

A3        XS0275944097  Sep-08

A4        US38741YDB20  Dec-11

A5        CA38741YDD81  Jun-10

A6        US38741YDC03  Jun-10

A7        XS0275944766  Dec-11

A8        XS0276823167  Dec-11

B1        US38741YCV92  Dec-08

B3        XS0275945730  Dec-11

M1        US38741YCX58  Dec-08

M2        US38741YCY32  Dec-11

M3        XS0275946621  Dec-11

C1        US38741YCZ07  Dec-08

C2        US38741YDA47  Dec-11

C3        XS0275947512  Dec-11
---------------------------------



Notes             Granite Master Issuer plc - Series 2007-1

------------------------------------------------------------------------------------------------------------------------------------
                                     Brought                                           Rating Moodys/  Reference                Pool
          ISIN                       forward             Repaid           Outstanding  S&P/Fitch            Rate    Margin    factor
1A1       US38741YDE68          $819,553,579       $247,805,441          $571,748,138  Aaa/AAA/AAA         4.98%  0.03000%  0.423517

1A3       XS0284070504      (GBP)273,184,526    (GBP)82,601,813      (GBP)190,582,713  Aaa/AAA/AAA         6.17%  0.03000%  0.423517

2A1       US38741YDF34        $1,450,000,000                 $0        $1,450,000,000  Aaa/AAA/AAA         5.00%  0.07000%  1.000000

3A1       US38741YDG17        $1,500,000,000                 $0        $1,500,000,000  Aaa/AAA/AAA         5.03%  0.10000%  1.000000

3A2       XS0284071908  (euro) 1,650,000,000           (euro) 0  (euro) 1,650,000,000  Aaa/AAA/AAA         4.98%  0.10000%  1.000000

4A1       US38741YDH99        $1,000,000,000                 $0        $1,000,000,000  Aaa/AAA/AAA         5.04%  0.11000%  1.000000

5A1       XS0284076295      (GBP)650,000,000             (GBP)0      (GBP)650,000,000  Aaa/AAA/AAA         6.25%  0.11000%  1.000000

6A1       XS0284077186      (GBP)500,000,000             (GBP)0      (GBP)500,000,000  Aaa/AAA/AAA         5.60%  0.00000%  1.000000

1B1       US38741YDJ55           $84,000,000                 $0           $84,000,000  Aa3/AA/AA           5.00%  0.07000%  1.000000

2B1       US38741YDK29           $80,000,000                 $0           $80,000,000  Aa3/AA/AA           5.05%  0.12000%  1.000000

3B1       XS0284072468    (euro) 167,000,000           (euro) 0    (euro) 167,000,000  Aa3/AA/AA           5.05%  0.17000%  1.000000

3B2       XS0284073193       (GBP)25,000,000             (GBP)0       (GBP)25,000,000  Aa3/AA/AA           6.31%  0.17000%  1.000000

1M1       US38741YDL02           $84,000,000                 $0           $84,000,000  A2/A/A              5.08%  0.15000%  1.000000

2M1       US38741YDM84           $80,000,000                 $0           $80,000,000  A2/A/A              5.18%  0.25000%  1.000000

3M1       XS0284073607    (euro) 131,000,000           (euro) 0    (euro) 131,000,000  A2/A/A              5.15%  0.27000%  1.000000

3M2       XS0284074167       (GBP)40,000,000             (GBP)0       (GBP)40,000,000  A2/A/A              6.41%  0.27000%  1.000000

1C1       US38741YDN67           $94,600,000                 $0           $94,600,000  Baa2/BBB/BBB        5.23%  0.30000%  1.000000

2C1       US38741YDP16           $30,000,000                 $0           $30,000,000  Baa2/BBB/BBB        5.36%  0.43000%  1.000000

2C2       XS0284071221     (euro) 30,000,000           (euro) 0     (euro) 30,000,000  Baa2/BBB/BBB        5.33%  0.45000%  1.000000

3C1       XS0284081618    (euro) 265,000,000           (euro) 0    (euro) 265,000,000  Baa2/BBB/BBB        5.38%  0.50000%  1.000000

3C2       XS0284075560       (GBP)36,000,000             (GBP)0       (GBP)36,000,000  Baa2/BBB/BBB        6.64%  0.50000%  1.000000
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------
                        Expected
          ISIN          maturity
1A1       US38741YDE68  Sep-08

1A3       XS0284070504  Sep-08

2A1       US38741YDF34  Jun-10

3A1       US38741YDG17  Jun-12

3A2       XS0284071908  Jun-12

4A1       US38741YDH99  Jun-12

5A1       XS0284076295  Jun-12

6A1       XS0284077186  Dec-13

1B1       US38741YDJ55  Jun-10

2B1       US38741YDK29  Dec-08

3B1       XS0284072468  Jun-12

3B2       XS0284073193  Jun-12

1M1       US38741YDL02  Dec-08

2M1       US38741YDM84  Jun-10

3M1       XS0284073607  Jun-12

3M2       XS0284074167  Jun-12

1C1       US38741YDN67  Dec-08

2C1       US38741YDP16  Jun-10

2C2       XS0284071221  Jun-10

3C1       XS0284081618  Jun-12

3C2       XS0284075560  Jun-12
---------------------------------



Notes             Granite Master Issuer plc - Series 2007-2

----------------------------------------------------------------------------------------------------------------------------
                                             Brought                                    Rating Moodys/  Reference
                 ISIN                        forward     Repaid            Outstanding  S&P/Fitch            Rate     Margin
Series 07-2 1A1  US38741YDQ98           $845,292,693         $0           $845,292,693  Aaa/AAA/AAA         5.06%   0.03000%

Series 07-2 1A2  XS0298974337     (euro) 259,169,929   (euro) 0     (euro) 259,169,929  Aaa/AAA/AAA         4.25%   0.04000%

Series 07-2 1A3  XS0298979138       (GBP)119,616,890     (GBP)0       (GBP)119,616,890  Aaa/AAA/AAA         6.07%   0.04000%

Series 07-2 2A1  US38741YDR71         $1,025,000,000         $0         $1,025,000,000  Aaa/AAA/AAA         5.40%   0.04000%

Series 07-2 2A2  CA38741YEC99        CAD 500,000,000      CAD 0        CAD 500,000,000  Aaa/AAA/AAA         4.71%   0.09000%

Series 07-2 3A1  US38741YDS54         $1,100,000,000         $0         $1,100,000,000  Aaa/AAA/AAA         5.45%   0.09000%

Series 07-2 3A2  XS0298974840   (euro) 1,000,000,000   (euro) 0   (euro) 1,000,000,000  Aaa/AAA/AAA         4.31%   0.10000%

Series 07-2 4A1  US38741YDT38         $1,000,000,000         $0         $1,000,000,000  Aaa/AAA/AAA         5.01%  -0.02000%

Series 07-2 4A2  XS0298980060       (GBP)650,000,000     (GBP)0       (GBP)650,000,000  Aaa/AAA/AAA         6.14%   0.11000%

Series 07-2 1B1  US38741YDU01            $66,500,000         $0            $66,500,000  Aa3/AA/AA           5.44%   0.08000%

Series 07-2 2B1  US38741YDV83            $53,500,000         $0            $53,500,000  Aa3/AA/AA           5.48%   0.12000%

Series 07-2 3B1  US38741YDW66            $35,000,000         $0            $35,000,000  Aa3/AA/AA           5.52%   0.16000%

Series 07-2 3B2  XS0298975813     (euro) 100,000,000   (euro) 0     (euro) 100,000,000  Aa3/AA/AA           4.37%   0.16000%

Series 07-2 3B3  XS0298980813        (GBP)53,000,000     (GBP)0        (GBP)53,000,000  Aa3/AA/AA           6.19%   0.16000%

Series 07-2 1M1  US38741YDX40            $64,000,000         $0            $64,000,000  A2/A/A              5.52%   0.16000%

Series 07-2 2M1  US38741YDY23            $52,000,000         $0            $52,000,000  A2/A/A              5.60%   0.24000%

Series 07-2 3M2  XS0298976621     (euro) 162,000,000   (euro) 0     (euro) 162,000,000  A2/A/A              4.50%   0.29000%

Series 07-2 3M3  XS0298981621        (GBP)20,000,000     (GBP)0        (GBP)20,000,000  A2/A/A              6.32%   0.29000%

Series 07-2 2C1  US38741YEA38            $50,000,000         $0            $50,000,000  Baa2/BBB/BBB        5.79%   0.43000%

Series 07-2 2C2  XS0298977512      (euro) 52,000,000   (euro) 0      (euro) 52,000,000  Baa2/BBB/BBB        4.64%   0.43000%

Series 07-2 3C2  XS0298978320      (euro) 84,500,000   (euro) 0      (euro) 84,500,000  Baa2/BBB/BBB        4.70%   0.49000%

Series 07-2 3C3  XS0298984641        (GBP)60,000,000     (GBP)0        (GBP)60,000,000  Baa2/BBB/BBB        6.52%   0.49000%

----------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------
                                   Pool  Expected
                 ISIN            factor  maturity
Series 07-2 1A1  US38741YDQ98  0.797446  Jan-09

Series 07-2 1A2  XS0298974337  0.797446  Jan-09

Series 07-2 1A3  XS0298979138  0.797446  Jan-09

Series 07-2 2A1  US38741YDR71  1.000000  Jan-10

Series 07-2 2A2  CA38741YEC99  1.000000  Jul-10

Series 07-2 3A1  US38741YDS54  1.100000  Apr-12

Series 07-2 3A2  XS0298974840  1.000000  Apr-12

Series 07-2 4A1  US38741YDT38  1.000000  Apr-13

Series 07-2 4A2  XS0298980060  1.000000  Apr-13

Series 07-2 1B1  US38741YDU01  1.000000  Jan-09

Series 07-2 2B1  US38741YDV83  1.000000  Jul-10

Series 07-2 3B1  US38741YDW66  1.000000  Apr-12

Series 07-2 3B2  XS0298975813  1.000000  Apr-12

Series 07-2 3B3  XS0298980813  1.000000  Apr-12

Series 07-2 1M1  US38741YDX40  1.000000  Jan-09

Series 07-2 2M1  US38741YDY23  1.000000  Oct-10

Series 07-2 3M2  XS0298976621  1.000000  Apr-12

Series 07-2 3M3  XS0298981621  1.000000  Apr-12

Series 07-2 2C1  US38741YEA38  1.000000  Oct-10

Series 07-2 2C2  XS0298977512  1.000000  Oct-10

Series 07-2 3C2  XS0298978320  1.000000  Apr-12

Series 07-2 3C3  XS0298984641  1.000000  Apr-12

-------------------------------------------------




Notes             Granite Master Issuer plc - Series 2007-3

----------------------------------------------------------------------------------------------------------------------------
                                             Brought                                    Rating Moodys/  Reference
                 ISIN                        forward     Repaid            Outstanding  S&P/Fitch            Rate     Margin
Series 07-3 1A   XS0320662751  (GBP)1,000,000,000.00  (GBP)0.00  (GBP)1,000,000,000.00  Aaa/AAA/AAA         7.07%   0.40000%

Series 07-3 1B   XS0320662165     (GBP)40,500,000.00  (GBP)0.00     (GBP)40,500,000.00  Aa3/AA/AA           7.42%   0.75000%

Series 07-3 1M   XS0320661191     (GBP)40,500,000.00  (GBP)0.00     (GBP)40,500,000.00  A2/A/A              7.92%   1.25000%

Series 07-3 2A   XS0320662249  (GBP)3,600,000,000.00  (GBP)0.00  (GBP)3,600,000,000.00  Aaa/AAA/AAA         7.17%   0.50000%

Series 07-3 2B   XS0320661357     (GBP)92,500,000.00  (GBP)0.00     (GBP)92,500,000.00  Aa3/AA/AA           7.67%   1.00000%

Series 07-3 2M   XS0320663486    (GBP)119,000,000.00  (GBP)0.00    (GBP)119,000,000.00  A2/A/A              8.27%   1.60000%

Series 07-3 2C   XS0320660037    (GBP)140,000,000.00  (GBP)0.00    (GBP)140,000,000.00  Baa2/BBB/BBB        8.92%   2.25000%

----------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------
                                   Pool  Expected
                 ISIN            factor  maturity
Series 07-3 1A   XS0320662751  1.000000  May-09

Series 07-3 1B   XS0320662165  1.000000  Nov-10

Series 07-3 1M   XS0320661191  1.000000  Aug-09

Series 07-3 2A   XS0320662249  1.000000  Nov-10

Series 07-3 2B   XS0320661357  1.000000  Aug-09

Series 07-3 2M   XS0320663486  1.000000  Nov-10

Series 07-3 2C   XS0320660037  1.000000  Nov-10

-------------------------------------------------


Credit Enhancement for Granite Master Issuer plc

-------------------------------------------------------------------------
                                                               % of Notes
                                                              Outstanding
Class A Notes ((GBP) Equivalent)       (GBP)33,352,619,343         89.30%

Class B Notes ((GBP) Equivalent)        (GBP)1,244,777,990         3.33%

Class M Notes ((GBP) Equivalent)        (GBP)1,266,047,204         3.39%

Class C Notes ((GBP) Equivalent)        (GBP)1,484,322,554         3.97%
-------------------------------------------------------------------------


Subordination Levels

-----------------------------------------
                       Current   Required

Class A Notes           12.48%     11.60%

Class B Notes            9.15%      8.30%

Class M Notes            5.76%      5.11%

Class C Notes            1.78%      1.85%
-----------------------------------------


Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.


-------------------------------------------------------------------------------------------
Programme Reserve Required Percent                                                    1.65%

Programme Reserve Required Amount                                  (GBP)638,425,000   1.78%

Balance Brought Forward                                            (GBP)638,425,000   1.78%

Drawings this Period                                                         (GBP)0   0.00%

 *Additions this period                                                      (GBP)0   0.00%

Current Balance of Funding 2 & Granite Master Issuer Reserve Fund  (GBP)638,425,000   1.78%

Excess Spread this Period                                           (GBP)17,507,670   0.05%

-------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------
Currency swap triggers

                                                                     S&P         Moody's           Fitch

Dollar and Euro currency swap agreements:
Initial downgrade trigger                   Short term               A1+             P-1              F1
                                                          --------------- --------------- ---------------
                                            Long term                N/A              A1              A1
                                                          --------------- --------------- ---------------

Subsequent downgrade trigger                Short term               N/A             P-2              F2
                                                          --------------- --------------- ---------------
                                            Long term               BBB-              A3            BBB+
                                                          --------------- --------------- ---------------

Second subsequent downgrade                 Short term              N./A             N/A              F3
                                                          --------------- --------------- ---------------
                                            Long term                N/A             N/A            BBB-
                                                          --------------- --------------- ---------------
Dollar and Euro currency swap providers:

ABN Amro Bank NV                            Short term              A-1+             P-1              F1
                                                          --------------- --------------- ---------------
                                            Long term                AA-             Aa3             AA-
                                                          --------------- --------------- ---------------

Barclays Bank PLC                           Short term              A-1+             P-1              F1
                                                          --------------- --------------- ---------------
                                            Long term                AA+             Aa1             AA-
                                                          --------------- --------------- ---------------

HSBC                                        Short term              A-1+             P-1              F1
                                                          --------------- --------------- ---------------
                                            Long term                AA-             Aa2              AA
                                                          --------------- --------------- ---------------

                                                          --------------- --------------- ---------------
Citigroup Global markets Limited            Short term              A-1+             P-1              F1
                                                          --------------- --------------- ---------------
                                            Long term                AA-             Aa1             AA+
                                                          --------------- --------------- ---------------

Swiss Re                                    Short term              A-1+             P-1            A-1+
                                                          --------------- --------------- ---------------
                                            Long term                 AA             Aa2              AA
                                                          --------------- --------------- ---------------

UBS AG                                      Short term              A-1+             P-1             N/A
                                                          --------------- --------------- ---------------
                                            Long term                AA+             Aa2             N/A
                                                          --------------- --------------- ---------------

AIG                                         Short term    Not applicable  Not applicable  Not applicable
                                                          -----------------------------------------------
                                            Long term     Not applicable  Not applicable  Not applicable
                                                          -----------------------------------------------

---------------------------------------------------------------------------------------------------------
